Loans Receivable and Allowance for Loan Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Loans Receivable and Allowance for Loan Losses

3.  Loans Receivable and Allowance for Loan Losses

We originate church mortgage loans, participate in church mortgage loans made by ECCU, and also purchase entire church mortgage loans from ECCU.  The loans fall into four classes:  whole loans for which the Company possesses the first collateral position, whole loans that are either unsecured or for which the Company possesses a junior collateral position, participated loans for which the Company possesses the first collateral position, and participated loans for which the Company possesses a junior collateral position.  All of the loans are made to various evangelical churches and related organizations, primarily to purchase, construct or improve facilities. Loan maturities extend through 2021. Loans yielded a weighted average of 6.40% as of June 30, 2011, compared to a weighted average yield of 6.35% as of June 30, 2010.

Allowance for Loan Losses

An allowance for loan losses of $3.2 million as of June 30, 2011 and $4.0 million as of December 31, 2010 has been established for loans receivable. We recorded a partial charge-off on one of our mortgage loan investments in June, 2011. Management believes that the allowance for loan losses as of June 30, 2011 and December 31, 2010 is appropriate. Changes in the allowance for loan losses are as follows for the three and six months ended June 30, 2011 and the year ended December 31:

	3 Months Ended	Six Months Ended	Year Ended
	June 30, 2011	June 30, 2011	December 31, 2010

Balance, beginning of period	$4,079	$3,997	$1,701
Provisions for loan loss	383	483	2,377
Chargeoffs	(1,279)	(1,279)	--
Recoveries	--	--	--
Accretion of allowance related to
restructured loans	$(30)	(48)	(81)

Balance, end of period	$3,153	$3,153	$3,997

Non-Performing Loans

Non-performing loans include non-accrual loans, loans 90 days or more past due and still accruing, and restructured loans.  Non-accrual loans represent loans on which interest accruals have been discontinued.  Restructured loans are loans in which the borrower has been granted a concession on the interest rate or the original repayment terms due to financial distress. Non-performing loans are closely monitored on an ongoing basis as part of our loan review and work-out process.  The potential risk of loss on these loans is evaluated by comparing the loan balance to the fair value of any underlying collateral or the present value of projected future cash flows.  The following is a summary of our nonperforming loans:

	June 30	December 31	June 30
	2011	2010	2010

Impaired loans with an allowance for loan loss	$19,925	$22,563	$20,519
Impaired loans without an allowance for loan loss	4,398	4,444	7,765
Total impaired loans	$24,323	$27,007	$28,284

Allowance for loan losses related to impaired loans	$2,186	$3,274	$2,050

Total non-accrual loans	$24,323	$27,007	$22,480

Total loans past due 90 days or more and still accruing	--	--	--

We had fifteen nonaccrual loans as of June 30, 2011, up from fourteen nonaccrual loans at December 31, 2010.  During the three month period ended June 30, 2011, the Company completed foreclosure proceedings on a loan participation interest it acquired from ECCU.  Prior to this foreclosure sale, the Company had never foreclosed on or taken a charge-off on a mortgage loan investment it had acquired.  Additionally, we have three loans totaling $6.6 million that are the subject of foreclosure proceedings. We have established a reserve totaling $919 thousand for these three loans.

Our portfolio consists of one segment – church loans.  Loans by portfolio segment, and the related allowance for loan loss for each segment, are presented below as of June 30, 2011 and December 31, 2010.  Loans and the allowance for loan losses are further segregated by impairment methodology.

Loans and Allowance for Loan Losses (by segment)
As of

	June 30, 2011	December 31, 2010

Loans:

Balance	$179,568	$191,777

Individually evaluated
for impairment	$24,323	$27,007

Collectively
evaluated for impairment	$155,245	$167,770

Allowance for loan losses:

Balance	$3,153	$3,997

Individually evaluated
for impairment	$2,186	$3,274

Collectively
evaluated for impairment	$967	$723

The following table is a summary of the loan portfolio credit quality indicators by loan class at June 30, 2011, which is the date on which the information was updated for each credit quality indicator:

Credit Quality Indicators (by class)
As of June 30, 2011

	Wholly-Owned First	Wholly-Owned Junior	Participation First	Participation Junior	Total

Grade:
Pass	$95,705	$11,978	$41,634	$-	$149,317
Watch	4,865	3,180	4,922	1,006	13,973
Substandard	8,345	1,387	-	-	9,732
Doubtful	-	-	6,546	-	6,546
Loss	-	-	-	-	-
Total	$108,915	$16,545	$53,102	$1,006	$179,568

The following table is a summary of the loan portfolio credit quality indicators by loan class at June 30, 2011, which is the date on which the information was updated for each credit quality indicator.  The following table sets forth certain information with respect to the Company’s loan portfolio delinquencies by loan class and amount at June 30, 2011:

Age Analysis of Past Due Loans (by class)
As of June 30, 2011

							Recorded
			Greater				Investment
	30-59 Days	60-89 Days	Than	Total		Total	90 Days or more
	Past Due	Past Due	90 Days	Past Due	Current	Loans	and Accruing

Church loans:
Wholly-Owned First	$6,038	$-	$4,235	$10,273	$98,642	$108,915	$-
Wholly-Owned Junior	3,887	-	722	4,609	11,936	16,545	-
Participation First	-	-	6,546	6,546	46,556	53,102	-
Participation Junior	-	-	-	-	1,006	1,006	-
Total	$9,925	$-	$11,503	$21,428	$158,140	$179,568	$-

The following tables present the recorded investment in impaired loans by loan class at June 30, 2011 and December 31, 2010:

Impaired Loans (by class)
June 30, 2011

		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance

With no related allowance recorded:
Church loans:
Wholly-Owned First	$1,684	$1,690	$-
Wholly-Owned Junior	-	-	-
Participation First	2,708	2,744	-
Participation Junior	-	-	-

With an allowance recorded:
Church loans:
Wholly-Owned First	10,824	11,638	903
Wholly-Owned Junior	4,520	4,571	363
Participation First	3,838	3,917	919
Participation Junior	-	-	-

Total:
Church loans	$23,574	$24,560	$2,185

Impaired Loans (by class)
December 31, 2010

		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance

With no related allowance recorded:
Church loans:
Wholly-Owned First	$1,694	$1,701	$-
Wholly-Owned Junior	-	-	-
Participation First	2,744	2,744	-
Participation Junior	-	-	-

With an allowance recorded:
Church loans:
Wholly-Owned First	10,957	11,502	925
Wholly-Owned Junior	4,534	4,569	383
Participation First	6,492	6,491	1,966
Participation Junior	-	-	-

Total:
Church loans	$26,421	$27,007	$3,274

The following tables present the average recorded investment in impaired loans and the related interest income for the three and six months ended June 30, 2011, as well as the year ended December 31, 2010:

Impaired Loans (by class)
For the Six Months Ended June 30, 2011

	Average	Interest
	Recorded	Income
	Investment	Recognized

With no related allowance recorded:
Church loans:
Wholly-Owned First	$1,687	$51
Wholly-Owned Junior	-	-
Participation First	2,744	-
Participation Junior	-	-

With an allowance recorded:
Church loans:
Wholly-Owned First	10,942	140
Wholly-Owned Junior	4,527	100
Participation First	3,917	-
Participation Junior	-	-

Total:
Church loans	$23,817	$291

Impaired Loans (by class)
For the Three Months Ended June 30, 2011

	Average	Interest
	Recorded	Income
	Investment	Recognized

With no related allowance recorded:
Church loans:
Wholly-Owned First	$1,690	$26
Wholly-Owned Junior	-	-
Participation First	2,744	-
Participation Junior	-	-

With an allowance recorded:
Church loans:
Wholly-Owned First	10,941	59
Wholly-Owned Junior	4,529	44
Participation First	3,917	-
Participation Junior	-	-

Total:
Church loans	$23,821	$129

Impaired Loans (by class)
For the Year Ended December 31, 2010

	Average	Interest
	Recorded	Income
	Investment	Recognized

With no related allowance recorded:
Church loans:
Wholly-Owned First	$1,694	$137
Wholly-Owned Junior	-	-
Participation First	2,744	-
Participation Junior	-	-

With an allowance recorded:
Church loans:
Wholly-Owned First	10,947	532
Wholly-Owned Junior	4,465	267
Participation First	6,496	37
Participation Junior	-	-

Total:
Church loans	$26,346	$973

A summary of nonaccrual loans by loan class at June 30, 2011 is as follows:

Loans on Nonaccrual Status (by class)
As of June 30, 2011

Church loans:
Wholly-Owned First	$13,209
Wholly-Owned Junior	4,567
Participation First	6,547
Participation Junior	-

Total	$24,323

No additional funds were committed to be advanced in connection with impaired loans as of June 30, 2011.

Note 3.	Loans

A summary of loans as of December 31 follows:

	2010	2009
Loans to evangelical churches and
related organizations:
Real estate secured	$190,928	$194,068
Construction	--	3,052
Unsecured	849	2,002

Total Loans	$191,777	$199,122

Deferred loan fees, net	(175)	(141)
Loan discount	(600)	(422)
Allowance for loan losses	(3,997)	(1,701)

Loans, net	$187,005	$196,858

The loans fall into four segments:  whole loans for which the Company possesses the first collateral position, whole loans that are either unsecured or for which the Company possesses a junior collateral position, participated loans for which the Company possesses the first collateral position, and participated loans for which the Company possesses a junior collateral position.  All of the loans are made to various evangelical churches and related organizations, primarily to purchase, construct or improve facilities. Loan maturities extend through 2021. The loans earn interest at rates between 3.60% and 8.50%, with a weighted average yield of 6.44% as of December 31, 2010.

Allowance for Loan Losses

The Company has had no experience of loan loss. Management believes that the allowance for loan losses as of December 31, 2010 and 2009 is appropriate. Changes in the allowance for loan losses are as follows for the years ended December 31:

	2010	2009

Balance, beginning of year	$1,701	$489
Provisions for loan losses	2,377	1,322
Accretion of allowance related to
restructured loans	(81)	(110)

Balance, end of year	$3,997	$1,701
Impaired Loans

Information about impaired loans for the years ended December 31 is as follows:

	2010	2009
Impaired loans with an
allowance for loan losses	$22,563	$8,215
Impaired loans without an
allowance for loan losses	4,444	22,314

Total impaired loans	$27,007	$30,529

Allowance for loan losses related to
impaired loans	3,274	809

Total non-accrual loans	27,007	25,337
Total loans past due 90 days or more
and still accruing	--	--

	2010	2009

Average investment in impaired loans	$26,346	$18,381

Interest income recognized on impaired loans	$1,000	$799
Interest income recognized on impaired loans attributable to their change in present value	64	113
Total interest income recognized on impaired loans	$1,064	$912

Loans by portfolio segment, and the related allowance for loan loss for each segment, are presented below as of December 31, 2010.  Loans and the allowance for loan losses are further segregated by impairment methodology.

Loans and Allowance for Loan Losses (by segment)
As of December 31, 2010

Church Loans

Loans:

Balance	$191,777

Individually evaluated
for impairment	$27,007

Collectively
evaluated for impairment	$167,770

Allowance for loan losses:

Balance	$3,997

Individually evaluated
for impairment	$3,274

Collectively
evaluated for impairment	$723

The following table is a summary of the loan portfolio credit quality indicators by loan class at December 31, 2010, which is the date on which the information was updated for each credit quality indicator:

Credit Quality Indicators (by class)
As of December 31, 2010
	Wholly Owned First	Wholly Owned Junior	Participation First	Participation Junior

Grade:
Pass	$98,774	$14,106	$47,586	$1,622
Watch	4,883	3,411	-	-
Substandard	8,320	1,159	2,682	-
Doubtful	-	-	9,235	-
Loss	-	-	-	-
Total	$111,977	$18,676	$59,503	$1,622

The following table sets forth certain information with respect to the Company's loan portfolio delinquencies by loan class and amount at December 31, 2010:

Age Analysis of Past Due Loans (by class)
As of December 31, 2010

							Recorded
			Greater				Investment
	30-59 Days	60-89 Days	Than	Total		Total	90 Days or more
	Past Due	Past Due	90 Days	Past Due	Current	Loans	and Accruing

Church loans:
Wholly Owned First	$7,105	$1,098	$4,132	$12,334	$99,642	$111,976	$-
Wholly Owned Junior	433	-	216	649	18,027	18,676	-
Participation First	5,315	-	9,235	14,550	44,953	59,503	-
Participation Junior	-	-	-	-	1,622	1,622	-

Total	$12,853	$1,098	$13,583	$27,533	$164,244	$191,777	$-

The following table is a summary of impaired loans by loan class at December 31, 2010.  The recorded investment in impaired loans reflects the balances in the financials statements, whereas the unpaid principal balance reflects the balances before partial chargeoffs:

Impaired Loans (by class)
For the Year Ended December 31, 2010

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Church loans:
Wholly Owned First	$1,694	$1,701	$-	1,694	137
Wholly Owned Junior	-	-	-	-	-
Participation First	2,744	2,744	-	2,744	-
Participation Junior	-	-	-	-	-

With an allowance recorded:
Church loans:
Wholly Owned First	10,957	11,502	925	10,947	532
Wholly Owned Junior	4,534	4,569	383	4,465	267
Participation First	6,492	6,491	1,966	6,496	37
Participation Junior	-	-	-	-	-

Total:
Church loans	$26,421	$27,007	$3,274	$26,346	$973

A summary of nonaccrual loans by loan class at December 31, 2010 is as follows:

Loans on Nonaccrual Status (by class)
As of December 31, 2010

Church loans:
Wholly Owned First	$13,203
Wholly Owned Junior	4,569
Participation First	9,235
Participation Junior	-

Total	$27,007
No additional funds were committed to be advanced in connection with impaired loans as of December 31, 2010 or 2009.